FINANCE RECEIVABLES (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Receivables [Abstract]
Accounts individually evaluated for impairment	$ 0
Allowance for credit losses:
Balance, beginning of period	31,400,000	29,000,000
Finance receivables charged-off	(39,824,000)	(37,915,000)
Recoveries	4,584,000	3,891,000
Provision	35,690,000	36,424,000	34,617,000
Balance, end of period	31,850,000	31,400,000	29,000,000
Finance receivables, net of allowance
Finance receivables	268,522,000	364,198,000
Allowance for credit losses	(31,850,000)	(31,400,000)	(29,000,000)
Balance net of allowance	236,672,000	332,798,000
Military Loans
Allowance for credit losses:
Balance, beginning of period	30,058,000	27,457,000
Finance receivables charged-off	(37,236,000)	(35,562,000)
Recoveries	4,048,000	3,393,000
Provision	33,667,000	34,770,000
Balance, end of period	30,537,000	30,058,000
Finance receivables, net of allowance
Finance receivables	263,675,000	348,544,000
Allowance for credit losses	(30,537,000)	(30,058,000)
Balance net of allowance	233,138,000	318,486,000
Retail Contracts
Allowance for credit losses:
Balance, beginning of period	1,342,000	1,543,000
Finance receivables charged-off	(2,588,000)	(2,353,000)
Recoveries	536,000	498,000
Provision	2,023,000	1,654,000
Balance, end of period	1,313,000	1,342,000
Finance receivables, net of allowance
Finance receivables	4,847,000	15,654,000
Allowance for credit losses	(1,313,000)	(1,342,000)
Balance net of allowance	$ 3,534,000	$ 14,312,000